Note 9 - Deferred Income (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue, Current	$ 4,362,056	$ 4,621,438
Time and Bareboat Deferred Revenue [Member]
Deferred Revenue, Current	$ 4,366,091	$ 4,856,122